Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts		¥ 26,102,138		¥ 26,102,138
Other receivables, allowance for doubtful accounts		2,080,597		2,080,597
Amounts due from related parties, allowance for doubtful accounts		107,453,024		96,307,907
Accrued payroll and welfare expenses	$ 8,877,567	57,926,124		58,318,063
Income tax payable	13,117,650	85,592,667		82,800,208
Other tax payable	405,206	2,643,970		695,081
Amounts due to related parties-current	2,547,997	16,625,680		19,439,664
Deferred revenue - current from related parties	1,588,432	10,364,519		42,053,959
Deferred revenue - current	1,317,810	8,598,708		35,674,503
Other current liabilities	9,158,593	59,759,820		78,201,072
Deferred revenue - non-current from related parties	1,751,017	11,425,388		4,917,845
Deferred revenue - non-current	196,794	1,284,080		311,651
Operating Lease Liability	$ 1,934,009	¥ 12,619,411		¥ 28,518,789
Shareholders' Equity:
Ordinary shares, par value ( in dollars per share) | $ / shares	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000		1,000,000,000
Ordinary shares, shares issued | shares	199,051,046	199,051,046		201,737,272
Ordinary shares, shares outstanding | shares	199,051,046	199,051,046		201,737,272
Consolidated VIE and VIE's subsidiaries
Amounts due from related parties, allowance for doubtful accounts		¥ 60,790,862		¥ 60,490,862
Accrued payroll and welfare expenses	$ 4,706,300	30,708,606		28,055,363
Income tax payable	8,032,152	52,409,793		19,815,543
Other tax payable		0		0
Amounts due to related parties-current	1,687,658	11,011,967		10,963,967
Deferred revenue - current from related parties	1,573,611	10,267,812		28,056,641
Deferred revenue - current	1,163,857	7,594,166		17,211,666
Other current liabilities	1,180,209	7,700,862		13,940,969
Deferred revenue - non-current from related parties	208,772	1,362,240		4,774,671
Deferred revenue - non-current	16,067	104,835		311,651
Operating Lease Liability	$ 21,173	¥ 138,156		¥ 642,309